DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS

NOTE H – DEPOSITS

At December 31, 2011, the scheduled maturities of time deposits are as follows (dollars in thousands):

	Less than	Greater than
	$100,000	$100,000	Total
2012	$202,494	$528,751	$731,245
2013	35,327	113,477	148,804
2014	6,838	83,826	90,664
2015	1,336	43,851	45,187
2016	444	37,181	37,625
Thereafter	78	9,494	9,572
Total	$246,517	$816,580	$1,063,097